CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items:

	June 30, 2019	December 31, 2018
Cash at banks and on hand	757	756
Short-term deposits with original maturity of less than three months	574	1,052
Cash and cash equivalents	1,331	1,808
Less overdrafts	(57)	(17)
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	1,274	1,791